UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4906

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier State Municipal Bond Fund, Connecticut Series
Statement of Investments
July 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--99.8%	Amount ($)		Value ($)

Connecticut--68.4%

Bristol Resource Recovery Facility Operating
Committee, Solid Waste Revenue,
(Covanta Bristol Inc. Project)
5%, 7/1/2014 (Insured; AMBAC)	2,410,000		2,615,621

Connecticut:
5.25%, 3/1/2012 (Prerefunded 3/1/2007)	3,000,000	a	3,141,360
5%, 3/15/2012 (Prerefunded 3/15/2008)	70,000	a	74,229
7.02%, 3/15/2012	5,000,000	b,c	5,604,100
5.125%, 3/15/2013 (Prerefunded 3/15/2008)	25,000	a	26,602
5.25%, 3/1/2016 (Prerefunded 3/1/2007)	2,700,000	a	2,826,360
5%, 8/15/2021 (Insured; FGIC)	2,000,000		2,139,920
5%, 10/15/2021 (Insured; FSA)	3,500,000		3,724,840
5.25%, 10/15/2021 (Insured; MBIA)	7,915,000		8,729,295
5.25%, 10/15/2022 (Insured; MBIA)	2,000,000		2,205,760
Airport Revenue (Bradley International Airport):
5.25%, 10/1/2013 (Insured; FGIC)	30,000		32,171
7.531%, 10/1/2013 (Insured; FGIC)	2,750,000	b,c	3,148,118
5.25%, 10/1/2016 (Insured; FGIC)	20,000		21,458
7.531%, 10/1/2016 (Insured; FGIC)	2,225,000	b,c	2,549,427
(Clean Water Fund) Revenue:
5.25%, 7/15/2012	15,000		16,197
7.508%, 7/15/2012	4,850,000	b,c	5,624,157
5.125%, 9/1/2014 (Prerefunded 9/1/2009)	3,050,000	a	3,306,292
Special Tax Obligation Revenue
(Transportation Infrastructure):
5.50%, Series A, 11/1/2007 (Insured; FSA)	4,580,000		4,839,182
5.50%, Series B, 11/1/2007 (Insured; FSA)	5,000,000		5,282,950
7.125%, 6/1/2010	3,400,000		3,910,714
5.375%, 7/1/2020 (Insured; FSA)	2,000,000		2,196,460

Connecticut Development Authority, Revenue:
Airport Facility (Learjet Inc. Project)
7.95%, 4/1/2026	2,300,000		2,773,685
First Mortgage Gross, Health Care Project:

(Church Homes Inc.)
5.80%, 4/1/2021	3,000,000		3,070,980
(Elim Park Baptist Home):
5.375%, 12/1/2018	2,300,000		2,371,162
5.75%, 12/1/2023	1,000,000		1,059,300
PCR (Connecticut Light and Power):
5.85%, 9/1/2028	3,200,000		3,478,656
5.95%, 9/1/2028	1,945,000		2,091,420
Water Facilities (Bridgeport Hydraulic)
6.15%, 4/1/2035 (Insured; AMBAC)	2,750,000		2,932,847

Connecticut Health and Educational Facilities
Authority, Revenue:
(Danbury Hospital)
5.75%, 7/1/2029 (Insured; AMBAC)	3,000,000		3,271,470
(Greenwich Academy)
5.75%, 3/1/2026 (Insured; FSA)
(Prerefunded 3/1/2006)	3,130,000	a	3,217,233
(Hartford University)
5.625%, 7/1/2026 (Insured; Radian)	4,200,000		4,573,086
(Hospital for Special Care)
5.375%, 7/1/2017 (Insured; ACA)	3,680,000		3,786,462
(Loomis Chaffee School Project):
5.25%, 7/1/2021	900,000		963,189
5.50%, 7/1/2023	2,150,000		2,331,352
5.25%, 7/1/2031	3,000,000		3,194,310
(New Britian General Hospital)
6.125%, 7/1/2014 (Insured; AMBAC)	1,000,000		1,012,710
(Sacred Heart University):
6.50%, 7/1/2016 (Prerefunded 7/1/2006)	1,465,000	a	1,543,011
6.125%, 7/1/2017 (Prerefunded 7/1/2007)	1,000,000	a	1,078,080
6.625%, 7/1/2026 (Prerefunded 7/1/2006)	2,720,000	a	2,867,914
(Trinity College Issue)
5.875%, 7/1/2026 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,500,000	a	2,615,700
(University of New Haven):
6.625%, 7/1/2016	2,050,000		2,122,919
6.70%, 7/1/2026	8,605,000		8,861,773
(William W. Backus Hospital)
5.75%, 7/1/2027 (Prerefunded 7/1/2007)
(Insured; AMBAC)	2,500,000	a	2,659,575
(Windham Community Memorial Hospital)
6%, 7/1/2020 (Insured; ACA)	1,000,000		1,037,200

(Yale, New Haven Hospital)
5.70%, 7/1/2025 (Insured; MBIA)	8,070,000		8,408,375
(Yale University):
5.125%, 7/1/2027	5,400,000		5,692,518
5%, 7/1/2042	3,395,000		3,551,611

Connecticut Housing Finance Authority
(Housing Mortgage Finance Program):
5.05%, 11/15/2021	4,950,000		5,096,570
6%, 11/15/2027	4,000,000		4,134,680
5.45%, 11/15/2029	5,805,000		5,991,282

Connecticut Resource Recovery Authority,
RRR (American Ref Fuel Co.)
5.50%, 11/15/2015	1,000,000		1,038,660

Eastern Connecticut Resource Recovery Authority
(Wheelabrator Lisbon Project):
5.50%, 1/1/2014	8,050,000		8,140,965
5.50%, 1/1/2020	7,000,000		7,015,400

Greenwich Housing Authority, MFHR
(Greenwich Close):
6.25%, 9/1/2017	2,840,000		2,931,562
6.35%, 9/1/2027	2,000,000		2,046,140

Hartford Parking System, Revenue
6.50%, 7/1/2025 (Prerefunded 7/1/2010)	1,500,000	a	1,707,975

New Canaan, GO 4.25%, 6/15/2023	1,040,000		1,042,007

South Central Connecticut Regional Water Authority,
Water System Revenue
5%, 8/1/2024 (Insured; MBIA)	4,285,000		4,581,265

Sprague, EIR
(International Paper Co. Project)
5.70%, 10/1/2021	1,350,000		1,391,742

Stamford:
6.60%, 1/15/2010	2,750,000		3,133,955
Parking Garage
5%, 2/1/2020	720,000		778,219

University of Connecticut:
5.25%, 2/15/2013	3,450,000		3,837,090
5.75%, 3/1/2015 (Insured; FGIC)
(Prerefunded 3/1/2010)	1,770,000	a	1,975,497
5.75%, 3/1/2016 (Insured; FGIC)
(Prerefunded 3/1/2010)	2,500,000	a	2,790,250
5%, 1/15/2018 (Insured; MBIA)	2,245,000		2,430,729
5%, 1/15/2019 (Insured; MBIA)	2,140,000		2,309,039
5.125%, 2/15/2020 (Insured; MBIA)	1,000,000		1,085,370
Special Obligation Student Fee Revenue:
6%, 11/15/2016 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,425,000	a	2,757,128
6%, 11/15/2017 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,000,000	a	2,273,920

5.25%, 11/15/2021 (Insured; FGIC)	1,755,000		1,927,271
5.75%, 11/15/2029 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,500,000	a	2,812,300

U. S. Related--31.4%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
6%, 7/1/2026 (Prerefunded 7/1/2010)	5,000,000	a	5,633,950
5.375%, 5/15/2033	3,500,000		3,618,300
Zero Coupon, 5/15/2050	16,000,000	d	1,015,040

Commonwealth of Puerto Rico:
5.50%, 7/1/2012 (Insured; MBIA)	50,000		56,410
8.054%, 7/1/2012 (Insured; MBIA)	2,000,000	b,c	2,512,820
8.054%, 7/1/2013 (Insured; MBIA)	3,950,000	b,c	5,043,479
5.65%, 7/1/2015 (Insured; MBIA)	6,690,000		7,728,288
(Public Improvement):
5.50%, 7/1/2013 (Insured; MBIA)	100,000		113,842
5.25%, 7/1/2014 (Insured; MBIA)	3,925,000		4,429,755
5.25%, 7/1/2015 (Insured; MBIA)	1,000,000		1,132,600
6%, 7/1/2015 (Insured; MBIA)	2,000,000		2,389,160
5.25%, 7/1/2027 (Insured; FSA)
(Prerefunded 7/1/2011)	2,795,000	a	3,081,991
5.25%, 7/1/2027 (Insured; FSA)	1,705,000		1,834,017

Puerto Rico Aqueduct and Sewer Authority,
Revenue 6.25%, 7/1/2013 (Insured; MBIA)	9,000,000		10,695,780

Puerto Rico Electric Power Authority,
Power Revenue:
5.125%, 7/1/2026 (Insured; FSA)	4,410,000		4,726,153
5.25%, 7/1/2029 (Insured; FSA)	8,000,000		8,630,400

Puerto Rico Highway and Transportation Authority:
Highway Revenue:
5.50%, 7/1/2013 (Insured; MBIA)	10,000		11,209

8.031%, 7/1/2013 (Insured; MBIA)	2,290,000	b,c	2,843,837
5.50%, 7/1/2026 (Insured; FSA)
(Prerefunded 7/1/2006)	2,375,000	a	2,471,306
5.50%, 7/1/2036	8,500,000		9,445,540
Transportation Revenue 5.75%, 7/1/2041	3,000,000		3,349,170

Puerto Rico Industrial Tourist, Educational,
Medical and Environmental Control Facilities
Financing Authority, Revenue (Teachers
Retirement System) 5.50% 7/1/2021	800,000		834,056

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)	9,000,000		2,250,720

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
6%, 8/1/2026 (Insured; AGC)	4,755,000		5,953,212

University of Puerto Rico, University Revenue
5.50%, 6/1/2015 (Insured; MBIA)	5,000,000		5,086,550

Virgin Islands Public Finance Authority, Revenue,
Gross Receipts Taxes Loan Note
6.375%, 10/1/2019	2,000,000		2,266,680

Virgin Islands Water and Power Authority,
Electric System
5.30%, 7/1/2021	1,750,000		1,771,753

Total Investments (cost $292,810,415)	99.8%		314,736,785

Cash and Receivables (Net)	.2%		618,468

Net Assets	100.0%		315,355,253

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Inverse floater security - the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to $27,325,938 or 8.7% of net assets.

d	Purchased on delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Florida Series
Statement of Investments
July 31, 2005 (Unaudited)

Long--Term Municipal Investments--98.8%
	Principal
	Amount ($)	Value ($)

Brevard County School Board, COP
5%, 7/1/2025 (Insured; FGIC)	2,000,000	2,116,200

Broward County Housing Finance Authority, MFHR:
(Emerald Palms Apartments)
5.60%, 7/1/2021 (Collateralized; FNMA)	2,000,000	2,081,820
(Pembroke Villas Project)
5.55%, 1/1/2023 (Insured; FSA)	1,000,000	1,040,470

Broward County School Board, COP:
5.25%, 7/1/2018 (Insured; MBIA)	1,855,000	2,033,470
5%, 7/1/2021 (Insured; FSA)	1,250,000	1,320,562

Cape Coral, Water and Sewer Revenue
5.25%, 10/1/2017 (Insured; AMBAC)	1,890,000	2,087,864

Capital Projects Finance Authority:
Revenue:
(Airports Project):
5.25%, 6/1/2014 (Insured; MBIA)	1,485,000	1,618,264
5%, 6/1/2020 (Insured; MBIA)	1,465,000	1,537,957
Student Housing Revenue
(Capital Projects Loan)
5.50%, 10/1/2017 (Insured; MBIA)	2,520,000	2,712,730

Dade County Housing Finance Authority, SFMR
6.70%, 4/1/2028 (Collateralized: FNMA, GNMA)	2,040,000	2,083,452

Davie, Water and Sewer Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	475,000	524,025

Escambia County, Sales Tax Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	1,200,000	1,321,968

Escambia County Housing Finance Authority, SFMR
(Multi-County Program)

5.50%, 10/1/2021
(Collateralized: FNMA, GNMA)	3,540,000	3,685,742

Florida (Jacksonville Transportation)
5%, 7/1/2012	3,000,000	3,135,780

Florida Board of Education:
Capital Outlay (Public Education)
5%, 6/1/2011	1,200,000	1,254,204
Lottery Revenue:
5.25%, 7/1/2017 (Insured; FGIC)	3,890,000	4,227,691
5%, 7/1/2020 (Insured; FGIC)	1,480,000	1,579,663

Florida Housing Finance Agency
(Brittany Rosemont Apartments)
7%, 2/1/2035 (Insured; AMBAC)	6,000,000	6,128,160

Florida Intergovernmental Finance Commission,
Capital Revenue:
5%, 2/1/2018 (Insured; AMBAC)	1,000,000	1,068,070
5.125%, 2/1/2031 (Insured; AMBAC)	1,500,000	1,561,215

Florida Municipal Loan Council, Revenue
5.25%, 5/1/2017 (Insured; MBIA)	1,825,000	1,986,494

Jacksonville:
Excise Taxes Revenue
5.375%, 10/1/2019 (Insured; AMBAC)	3,450,000	3,809,801
Guaranteed Entitlement Revenue
5.375%, 10/1/2020 (Insured; FGIC)	3,795,000	4,164,443

Jea, Saint John's River Power Park System Revenue:
5%, 10/1/2017	1,500,000	1,603,665
5%, 10/1/2018	1,500,000	1,598,970

Lee County, Transportation Facilities Revenue
(Sanibel Bridges and Causeway Project)
5%, 10/1/2025 (Insured; CIFG)	2,845,000	3,020,793

Lee County Housing Finance Authority SFMR:
6.30%, 3/1/2029 (Collateralized: FNMA, GNMA, FHLMC)	255,000	255,895
(Multi-County Program)
7.45%, 9/1/2027 (Collateralized: FNMA, GNMA,
FHLMC)	90,000	91,967

Manatee County Housing Finance Authority,
Mortgage Revenue
5.85%, 11/1/2033 (Collateralized; GNMA)	2,980,000	3,182,342

Marion County School Board, COP
5.25%, 6/1/2017 (Insured; FSA)	2,015,000	2,207,070

Miami-Dade County, Solid Waste System Revenue
5.50%, 10/1/2017 (Insured; FSA)	2,595,000	2,864,802

Miami-Dade County Housing Finance Authority, MFMR:
(Country Club Villa)
5.70%, 7/1/2021 (Insured; FSA)	400,000	421,044
(Miami Stadium Apartments)
5.40%, 8/1/2021 (Insured; FSA)	1,275,000	1,329,149

North Miami Educational Facilities, Revenue
(Johnston and Wales University Project)
5%, 4/1/2017 (Insured; XLCA)	1,700,000	1,814,172

Orange County Housing Finance Authority, MFHR:
(Palm Grove Gardens)
5.15%, 1/1/2023 (Collateralized; FNMA)	1,175,000	1,226,159
(Seminole Pointe Project) 5.75%, 12/1/2023	2,840,000	2,872,688

Osceola County Industrial Development Authority,
Revenue (Community Provider Pooled Loan
Program) 7.75%, 7/1/2017	1,521,000	1,522,354

Palm Bay, Utility Revenue:
(Capital Appreciation)
Zero Coupon, 10/1/2020 (Insured; FGIC)	1,845,000	918,958
(Palm Bay Utility Corp. Project)
5%, 10/1/2019 (Insured; MBIA)	500,000	536,445

Palm Beach County Housing Finance Authority,
Single Family Mortgage Purchase Revenue
6.55%, 4/1/2027 (Collateralized: FNMA, GNMA)	255,000	260,760

Palm Beach County School Board, COP
(Master Lease) 5%, 8/1/2017 (Insured; AMBAC)	1,905,000	2,050,218

Port Palm Beach District, Revenue:

Zero Coupon, 9/1/2022 (Insured; XLCA)	1,000,000	463,860
Zero Coupon, 9/1/2023 (Insured; XLCA)	1,000,000	440,970

Port Saint Lucie,
Storm Water Utility Revenue
5%, 5/1/2023 (Insured; MBIA)	1,750,000	1,849,418

Saint Lucie County, Sales Tax Revenue
5.25%, 10/1/2017 (Insured; MBIA)	1,885,000	2,082,341

Seminole Water Control District 6.75%, 8/1/2022	1,860,000	1,909,383

South Broward Hospital District, HR
5.60%, 5/1/2027	4,000,000	4,320,320

Tampa, Utility Tax
Zero Coupon, 4/1/2017 (Insured; AMBAC)	2,110,000	1,281,234

Village Center Community Development District,
Utility Revenue 5.25%, 10/1/2023 (Insured; MBIA)	1,000,000	1,085,930

Winter Park, Water and Sewer Revenue:
5.375%, 12/1/2017 (Insured; AMBAC)	1,645,000	1,822,265
5.375%, 12/1/2018 (Insured; AMBAC)	1,730,000	1,914,072

Winter Springs, Water and Sewer Revenue
5%, 4/1/2020 (Insured; MBIA)	1,585,000	1,690,022

Total Long-Term Municipal Investments
(cost $95,384,329)		99,717,311

Short-Term Municipal Investment--.5%

Alachua County Health Facilities Authority,
Health Facilities Revenue, VRDN
(Shands Teaching Hospital) 2.33%
(LOC; Suntrust Bank)
(cost $550,000)	550,000 a	550,000

Total Investments (cost $95,934,329)	99.3%	100,267,311

Cash and Receivables (Net)	0.7%	708,561

Net Assets	100.0%	100,975,872
Notes to Statement of Investments:
a Securities payable on demand.	Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Maryland Series
Statement of Investments
July 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--94.3%	Amount ($)		Value ($)

Maryland--92.2%

Anne Arundel County:
EDR (Community College) 5%, 9/1/2017	2,255,000		2,395,306
Special Obligation:
(Arundel Mills) 5.125%, 7/1/2021	1,000,000		1,087,370
(National Business Park):
5.125%, 7/1/2021	1,000,000		1,087,370
5.125%, 7/1/2023	1,125,000		1,218,892

Baltimore:
Consolidated Public Improvement
5%, 10/15/2021 (Insured; AMBAC)	1,030,000		1,116,036
Port Facilities Revenue (Consolidated Coal Sales Co.)
6.50%, 12/1/2010	4,090,000		4,356,832
Project Revenue (Wastewater Projects):
5%, 7/1/2021 (Insured; MBIA)	1,030,000		1,110,577
5%, 7/1/2022 (Insured; FGIC)	395,000		436,277
5%, 7/1/2022 (Insured; MBIA)	1,290,000		1,387,640
5%, 7/1/2023 (Insured; MBIA)	1,355,000		1,454,118

Baltimore Board of School Commissioners
School Systems Revenue:
5%, 5/1/2016	1,500,000		1,632,135
5%, 5/1/2017	1,265,000		1,369,602

Baltimore City Housing Corp., MFHR
7.25%, 7/1/2023 (Insured; FHA) (Collateralized; FNMA)	2,775,000		2,812,767

Gaithersburg, Hospital Facilities Improvement Revenue
(Shady Grove) 6.50%, 9/1/2012 (Insured; FSA)	10,000,000		11,414,200

Howard County:
(Consolidated Public Improvement):
5%, 8/15/2015	2,600,000		2,851,628
5%, 8/15/2016	1,000,000		1,091,790
5%, 8/15/2018	1,500,000		1,626,270
5%, 8/15/2019	1,000,000		1,080,400
5.25%, 8/15/2021 (Prerefunded 2/15/2012)	835,000	a	921,339
COP 8.15%, 2/15/2020	605,000		869,083
(Metropolitan District):
5.25%, 8/15/2019 (Prerefunded 2/15/2012)	155,000	a	171,027
5.25%, 8/15/2019	1,545,000		1,694,788

Hyattsville, Special Obligation (University Town Center)
5.75%, 7/1/2034	3,000,000		3,144,960

Maryland Community Development Administration,

Department of Housing and Community Development:
5.60%, 7/1/2033	1,200,000	1,238,592
Housing Revenue 5.95%, 7/1/2023	2,920,000	3,010,374
Residential:
5.50%, 9/1/2014	890,000	908,014
5.30%, 9/1/2016	5,000,000	5,194,750
5.90%, 9/1/2019	240,000	240,511
5.70%, 9/1/2022	5,340,000	5,501,268
5%, 9/1/2023	1,000,000	1,031,840
5.60%, 9/1/2028	5,000,000	5,210,450
Single Family Program 4.95%, 4/1/2015	4,605,000	4,781,141

Maryland Economic Development Corp., Revenue:
Lease:
5%, 9/15/2014	1,000,000	1,089,910
5%, 9/15/2015	2,025,000	2,204,273
5%, 9/15/2016	1,290,000	1,404,707
(Aviation Administration Facilities):
5.50%, 6/1/2016 (Insured; FSA)	3,120,000	3,419,988
5.50%, 6/1/2018 (Insured; FSA)	2,535,000	2,773,391
5.375%, 6/1/2019 (Insured; FSA)	9,530,000	10,312,413
(Montgomery County Wayne Avenue):
5.25%, 9/15/2014	5,000,000	5,514,400
5.25%, 9/15/2016	2,940,000	3,231,795
Student Housing:
(Frostburg State University) 6%, 10/1/2024	5,000,000	5,216,800
(Morgan State University) 6%, 7/1/2022	2,950,000	3,179,717
(University of Maryland College Park) 6%, 6/1/2021	1,760,000	1,899,480
(University Village at Sheppard Pratt):
5.875%, 7/1/2021 (Insured; ACA)	1,750,000	1,887,725
6%, 7/1/2033 (Insured; ACA)	1,750,000	1,895,198

Maryland Health and Higher Educational Facilities
Authority, Revenue:
(Carroll County General Hospital):
6%, 7/1/2018	500,000	546,960
6%, 7/1/2019	665,000	725,801
6%, 7/1/2020	750,000	817,410
6%, 7/1/2021	550,000	597,558
(Institute College of Art) 5.50%, 6/1/2021	335,000	353,509
(Johns Hopkins Hospital) 5%, 11/15/2019	7,600,000	8,079,104
(Loyola College Issue) 5.375%, 10/1/2026
(Insured; MBIA)	1,710,000	1,784,419
(Union Hospital of Cecil County) 6.70%, 7/1/2009	1,640,000	1,736,071
(University of Maryland Medical Systems):
5%, 7/1/2016 (Insured; AMBAC)	1,075,000	1,170,869
5%, 7/1/2017 (Insured; AMBAC)	500,000	541,805
5.75%, 7/1/2017	3,000,000	3,279,540
6%, 7/1/2022	2,000,000	2,203,500
7%, 7/1/2022 (Insured; FGIC)	4,500,000	5,920,920
5%, 7/1/2024 (Insured; AMBAC)	1,000,000	1,063,310
6%, 7/1/2032	3,000,000	3,288,330

Maryland Industrial Development Financing Authority, EDR:

(Medical Waste Association) 8.75%, 11/15/2010	630,000		446,582
(Our Lady of Good Counsel High School Facility):
5.50%, 5/1/2020	420,000		425,179
6%, 5/1/2035	1,000,000		1,028,740

Maryland State and Local Loan Facilities:
5%, 8/1/2016	10,000,000		10,972,800
5%, 8/1/2017	1,200,000		1,310,448

Montgomery County:
5.25%, 10/1/2015	2,000,000		2,200,040
Consolidated Public Improvement 5%, 2/1/2019
(Prerefunded 2/1/2012)	7,650,000	a	8,388,454
Special Obligation (West Germantown
Development District):
5.375%, 7/1/2020 (Insured; Radian)	500,000		534,540
5.50%, 7/1/2027 (Insured; Radian)	2,975,000		3,196,013

Montgomery County Housing Opportunities Commission, SFMR:
Zero Coupon, 7/1/2028	41,025,000		11,590,793
Zero Coupon, 7/1/2033	3,060,000		615,091

Morgan State University, Academic and Auxiliary
Facilities Fees Revenue:
5%, 7/1/2020 (Insured; FGIC)	500,000		538,360
5%, 7/1/2022 (Insured; FGIC)	1,000,000		1,069,960

Northeast Waste Disposal Authority:
RRR (Hartford County Resource Recovery Facility):
5.25%, 3/15/2013 (Insured; AMBAC)	1,400,000		1,491,910
5.25%, 3/15/2014 (Insured; AMBAC)	1,220,000		1,294,664
Solid Waste Revenue:
5.50%, 4/1/2015 (Insured; AMBAC)	7,000,000		7,619,850
5.50%, 4/1/2016 (Insured; AMBAC)	8,000,000		8,705,680
(Montgomery County Resource Recovery) 6%, 7/1/2008	2,720,000		2,876,618

Prince Georges County (Consolidated Public Improvement)
5%, 12/1/2016	2,650,000		2,901,167

Washington Suburban Sanitary District
(General Construction):
5%, 6/1/2015	5,000,000		5,427,750
5%, 6/1/2016	1,500,000		1,628,325

U.S. Related--2.1%

Puerto Rico Commonwealth, Public Improvement
5.125%, 7/1/2030 (Insured; FSA)	1,970,000		2,101,813

Puerto Rico Electric Power Authority, Power Revenue
5.125%, 7/1/2026 (Insured; FSA)	1,500,000		1,607,535

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue 5%, 7/1/2016 (Prerefunded 11/1/2008)

(Insured; AMBAC)	1,275,000	a	1,350,748
Total Long-Term Municipal Investments (cost $219,221,852)			228,909,310
Short-Term Municipal Investments--5.6%
Baltimore County, EDR, VRDN (Garrison Forest School)
2.33% (LOC; SunTrust Bank)	2,000,000	b	2,000,000
Maryland Economic Development Corp., VRDN:
EDR (Federation of American Societies)
2.33% (LOC; SunTrust Bank)	4,700,000	b	4,700,000
Revenue (U.S. Pharmacopeial) 2.40% (Insured; AMBAC)	7,000,000	b	7,000,000
Total Short-Term Municipal Investments (cost $13,700,000)			13,700,000
Total Investments (cost $232,921,852)	99.9%		242,609,310
Cash and Receivables (Net)	0.1%		300,241
Net Assets	100.0%		242,909,551

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
Statement of Investments
July 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--100.7%	Amount ($)		Value ($)

Massachusetts--92.9%

Bellingham:
5%, 3/1/2017 (Insured; AMBAC)	1,945,000		2,103,984
5%, 3/1/2018 (Insured; AMBAC)	2,040,000		2,202,976
5%, 3/1/2019 (Insured; AMBAC)	2,140,000		2,307,134
5%, 3/1/2020 (Insured; AMBAC)	2,245,000		2,401,140

Boston 5.75%, 2/1/2020 (Prerefunded 2/1/2010)	3,945,000	a	4,360,842

Boston Industrial Development Financing Authority,
Sewer Facility Revenue
(Harbor Electric Energy Co. Project)
7.375%, 5/15/2015	1,970,000		1,976,659

Brookline 5.25%, 4/1/2020	3,860,000		4,171,039

Greater Lawrence Sanitation District
5.75%, 6/15/2014 (Insured; MBIA)
(Prerefunded 6/15/2010)	1,425,000	a	1,596,071

Holliston 5.25%, 4/1/2020 (Insured; MBIA)	1,655,000		1,806,201

Hopkinton:
5%, 9/1/2017	1,735,000		1,864,500
5%, 9/1/2018	1,735,000		1,859,799
5%, 9/1/2019	1,735,000		1,855,201
5%, 9/1/2020	1,735,000		1,852,772

Marblehead:
5%, 8/15/2023	1,835,000		1,962,294
5%, 8/15/2024	1,925,000		2,055,534

Massachusetts, Consolidated Loan:
5%, 3/1/2016	3,000,000		3,265,560
5.50%, 10/1/2019 (Insured; AMBAC)	2,000,000		2,320,840
5.375%, 8/1/2021 (Insured; MBIA)
(Prerefunded 8/1/2012)	1,000,000	a	1,103,960
5.125%, 3/1/2022 (Insured; FSA)

(Prerefunded 3/1/2012)	3,000,000	a	3,254,790

Massachusetts Bay Transportation Authority:
Assessment Revenue:
5.25%, 7/1/2030 (Prerefunded 7/1/2010)	5,255,000	a	5,725,638
5.25%, 7/1/2030	1,495,000		1,600,442
(General Transportation Systems):
6.20%, 3/1/2016	2,055,000		2,419,701
7%, 3/1/2021	1,000,000		1,264,650
Sales Tax Revenue
5%, 7/1/2022 (Prerefunded 7/1/2012)	1,000,000	a	1,089,230

Massachusetts College Building Authority,
Project Revenue:
5.25%, 5/1/2020 (Insured; XLCA)	2,815,000		3,032,881
Zero Coupon, 5/1/2026 (Insured; MBIA)	5,385,000		2,112,320

Massachusetts Development Finance Agency, Revenue:
(Assumption College)
6%, 3/1/2030 (Insured; AGIC)	1,905,000		2,104,396
(College of Pharmacy)
6.75%, 7/1/2030 (Prerefunded 1/1/2010)	2,000,000	a	2,306,580
Higher Education (Smith College Issue)
5%, 7/1/2035	1,500,000		1,582,170
(Landmark School) 5.25%, 6/1/2029	1,100,000		1,131,064
(Massachusetts College of Pharmacy)
6.375%, 7/1/2023	1,000,000		1,114,500
(Mount Holyoke College) 5.25%, 7/1/2031	5,000,000		5,287,350
(Neville Communities):
5.75%, 6/20/2022 (Collateralized; GNMA)	600,000		673,998
6%, 6/20/2044 (Collateralized; GNMA)	1,500,000		1,680,780
Resource Recovery (Ogden Haverhill Project)
5.50%, 12/1/2019	1,200,000		1,228,800

Massachusetts Educational Financing Authority,
Education Loan Revenue
5.85%, 7/1/2014 (Insured; AMBAC)	525,000		531,011

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Community College Program)
5.25%, 10/1/2026 (Insured; AMBAC)	2,845,000		3,049,328
(Daughters of Charity)
6.10%, 7/1/2014 (Prerefunded 7/1/2006)	1,100,000	a	1,123,210

(Harvard University):
5%, 7/15/2022	2,945,000		3,136,543
6%, 7/1/2035 (Prerefunded 7/1/2010)	2,500,000	a	2,822,525
(Healthcare Systems --- Covenant Health)
6%, 7/1/2022	5,100,000		5,523,606
(Lahey Clinic Medical Center Issue)
5%, 8/15/2023 (Insured; FGIC)	1,500,000		1,592,430
(Massachusetts Institute of Technology)
5.50%, 7/1/2032	2,160,000		2,608,157
(Medical Academic and Scientific)
6.625%, 1/1/2015	2,500,000		2,605,850
(Milford-Whitinsville Hospital)
6.50%, 7/15/2023	2,250,000		2,458,800
(New England Medical Center Hospital)
5.375%, 5/15/2017 (Insured; FGIC)	1,950,000		2,126,787
(Partners Healthcare System):
6%, 7/1/2016	1,520,000		1,695,970
6%, 7/1/2017	1,145,000		1,283,671
5%, 7/1/2020	1,200,000		1,264,920
5.75%, 7/1/2032	1,350,000		1,495,030
(Schepens Eye Research) 6.50%, 7/1/2028	2,105,000		2,350,317
(Simmons College) 5%, 10/1/2023 (Insured; FGIC)	1,000,000		1,061,690
(Springfield College)
5.125%, 10/15/2023 (Insured; AGIC)	1,100,000		1,168,354
(Tufts University):
5.50%, 8/15/2017	1,700,000		1,954,983
5.50%, 8/15/2018	1,625,000		1,873,511
5.25%, 2/15/2030	2,000,000		2,106,400
(Wheaton College):
5%, 7/1/2016	1,255,000		1,347,380
5%, 7/1/2018	1,375,000		1,465,585
5%, 7/1/2019	1,165,000		1,237,288

Massachusetts Housing Finance Agency:
Housing:
5%, 12/1/2026	1,250,000		1,279,062
5%, 6/1/2030	1,000,000		1,032,390
Housing Development
5.40%, 6/1/2020 (Insured; MBIA)	345,000		355,526
Housing Revenue:
5%, 12/1/2024	1,620,000		1,647,103
5.25%, 12/1/2033	2,000,000		2,067,980
Housing Revenue Rental Mortgage
6%, 7/1/2037 (Insured; AMBAC)	4,900,000		5,018,384

Massachusetts Industrial Finance Agency, Revenue:
Health Care Facility
(Metro Health Foundation, Inc. Project)
6.75%, 12/1/2027	1,000,000		1,001,690
(Phillips Academy)
5.375%, 9/1/2023 (Prerefunded 9/1/2008)	1,500,000	a	1,630,830
Resource Recovery (Ogden Haverhill Project)
5.60%, 12/1/2019	2,000,000		2,055,380
Water Treatment (American Hingham)
6.95%, 12/1/2035	2,790,000		2,928,356

Massachusetts School Building Authority,
Dedicated Sales Tax
5%, 8/15/2021 (Insured; FSA)	5,000,000	b	5,373,750

Massachusetts Water Pollution Abatement Trust:
5.625%, 2/1/2017 (Prerefunded 2/1/2007)	4,870,000	a	5,116,276
(Pool Program):
5%, 8/1/2016 (Prerefunded 8/1/2012)	980,000	a	1,061,262
5%, 8/1/2016	20,000		21,558
5.375%, 8/1/2027	3,065,000		3,296,377
5.375%, 8/1/2027 (Prerefunded 8/1/2009)	1,710,000	a	1,859,659

Massachusetts Water Resources Authority:
5.20%, 8/1/2022 (Insured; MBIA)
(Prerefunded 8/1/2011)	1,000,000	a	1,095,210
5.25%, 8/1/2026 (Insured; MBIA)	2,000,000		2,207,360
5%, 8/1/2029 (Insured; MBIA)	2,000,000		2,138,940
5.75%, 8/1/2030 (Insured; FGIC)
(Prerefunded 8/1/2010)	1,000,000	a	1,116,360

Medford 5%, 3/15/2019 (Insured; AMBAC)	1,155,000		1,245,379

Narragansett Regional School District
6.50%, 6/1/2016 (Insured; AMBAC)	1,205,000		1,390,751

New England Educational Loan Marketing Corporation,
Student Loan Revenue 6.90%, 11/1/2009	1,000,000		1,060,600

Northampton (School Project Loan Act of 1948)
5.75%, 5/15/2016 (Insured; MBIA)
(Prerefunded 5/15/2006)	1,520,000	a	1,586,257

Norwell 5%, 2/15/2020 (Insured; AMBAC)	1,000,000		1,087,570

Pittsfield 5.125%, 4/15/2022 (Insured; MBIA)	1,500,000		1,625,730

Route 3 North Transportion Improvement
Association, LR 5.75%, 6/15/2018
(Insured; MBIA) (Prerefunded 6/15/2010)	1,000,000	a	1,111,510

Sandwich:
5%, 7/15/2018 (Insured; MBIA)	1,575,000		1,729,618
5%, 7/15/2020 (Insured; MBIA)	1,295,000		1,412,029

Triton Regional School District:
5.25%, 4/1/2019 (Insured; FGIC)	1,420,000		1,556,519
5.25%, 4/1/2020 (Insured; FGIC)	1,420,000		1,542,390

University of Massacuhsetts Building Authority,
Project Revenue
5.25%, 11/1/2015 (Insured; AMBAC)
(Prerefunded 11/1/2013)	2,000,000	a	2,231,040

Westfield 6.50%, 5/1/2017 (Insured; FGIC)
(Prerefunded 5/1/2010)	1,750,000	a	2,014,653

Woods Hole Marthas Vineyard and Nantucket
Steamship Bonds 5%, 3/1/2019	4,070,000		4,396,414

U.S. Related--7.8%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
5.375%, 5/15/2033	2,080,000		2,150,304
Zero Coupon, 5/15/2050	10,000,000	b	634,400

Commonwealth of Puerto Rico,
Public Improvement 5.25%, 7/1/2017	1,460,000		1,644,223

Puerto Rico Electric Power Authority, Power
Revenue 5.125%, 7/1/2026	1,000,000		1,071,690

Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
5.75%, 7/1/2019 (Insured; CIFG)	2,000,000		2,288,100
5.75%, 7/1/2020 (Insured; CIFG)	2,000,000		2,285,160
5.50%, 7/1/2023	1,000,000		1,098,990

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)	5,780,000		1,445,462

Puerto Rico Public Buildings Authority,
Guaranteed Government Facilities Revenue:
6.25%, 7/1/2015 (Insured; AMBAC)	1,100,000		1,330,637
5.75%, 7/1/2022	1,900,000		2,214,963

Total Long-Term Investments
(cost $ 196,780,860)			209,016,984

Short-Term Municipal Investments--1.1%

Massachusetts Health and Educational Facilities Authority, VRDN:
(Capital Asset Program) 2.33% (LOC; Bank of America)	1,250,000	c	1,250,000
(Partners Healthcare System) 2.31%	1,000,000	c	1,000,000

Total Short-Term Investments
(cost $2,250,000)			2,250,000

Total Investments (cost $199,030,860)	101.8%		211,266,984

Liabilities, Less Cash and Receivables	(1.8%)		(3,757,553)

Net Assets	100.0%		207,509,431

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Michigan Series
Statement of Investments
July 31, 2005 (Unaudited)

Long Term Municipal Investments--96.8%	Principal
	Amount ($)		Value ($)
Michigan--96.2%

Allegan Hospital Finance Authority, HR (Allegan General
Hospital):
6.875%, 11/15/2017	4,460,000		4,747,670
7%, 11/15/2021	800,000		852,192

Anchor Bay School District, Building and Site 6%, 5/1/2023
(Insured; FGIC) (Prerefunded 5/1/2009)	1,500,000	a	1,650,660

Brighton Area School District:
Zero Coupon, 5/1/2014 (Insured; AMBAC)	8,000,000		5,623,360
Zero Coupon, 5/1/2020 (Insured; AMBAC)	3,900,000		2,034,201

Detroit, Water Supply Systems Revenue:
5.75%, 7/1/2028 (Insured; FGIC) (Prerefunded 7/1/2011)	4,000,000	a	4,524,960
5%, 7/1/2034 (Insured; MBIA)	3,650,000		3,816,148

Detroit City School District:
5.125%, 5/1/2031 (Insured; FSA)
(Prerefunded 5/1/2012)	1,000,000	a	1,093,940
School Building and Site Improvement:
5.50%, 5/1/2017 (Insured; FGIC)
(Prerefunded 5/1/2013)	2,000,000	a	2,253,300
6%, 5/1/2020 (Insured, FGIC)	1,000,000		1,211,830

Dickinson County Healthcare System, HR:
5.50%, 11/1/2013 (Insured; ACA)	2,515,000		2,686,951
5.70%, 11/1/2018 (Insured; ACA)	1,800,000		1,916,496

Fitzgerald Public School District, School Building
and Site 5%, 5/1/2020 (Insured; AMBAC)	2,000,000		2,141,340

Fowlerville Community Schools School District
5.60%, 5/1/2016
(Insured; MBIA) (Prerefunded 5/1/2007)	2,995,000	a	3,134,807

Grand Valley State University, Revenue
5.25%, 12/1/2020 (Insured; FGIC)
(Prerefunded 12/1/2010)	3,000,000	a	3,283,770

Huron Valley School District

Zero Coupon, 5/1/2018 (Insured; FGIC)	6,270,000		3,603,369

Kalamazoo Hospital Finance Authority,
Hospital Facilities Revenue (Borgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	2,000,000		2,367,800

Kent Hospital Finance Authority, Revenue
(Metropolitan Hospital Project) 6.25%, 7/1/2040	2,000,000		2,211,900

Michigan Building Authority, Revenue (Facilities Program)
5.50%, 10/15/2018	5,000,000		5,516,950

Michigan Higher Educational Facilities Authority, LOR
(Hillsdale College Project) 5%, 3/1/2035	1,200,000		1,237,128

Michigan Hospital Finance Authority, HR:
(Chelsea Community Hospital Obligated Group)
5%, 5/15/2037	1,000,000	b	985,370
(Detroit Medical Center) 8.125%, 8/15/2012	75,000		75,120
(Genesys Health Systems)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000	a	5,145,600
(Henry Ford Health System)
5.625%, 3/1/2017	1,000,000		1,080,610
(Trinity Healtheast) 6%, 12/1/2027 (Insured; AMBAC)	3,500,000		3,933,440

Michigan Housing Representatives, COP
Zero Coupon, 8/15/2022 (Insured; AMBAC)	5,075,000		2,337,697

Michigan Municipal Bond Authority, Clean Water
Revolving Fund Revenue 8.111%, 10/1/2021	5,100,000	c,d	6,119,898

Michigan Strategic Fund, Limited Obligation Revenue:
(Detroit Education Exempt Facilities) 5.25%, 12/15/2032	1,250,000		1,323,525
(NSF International Project):
5.125%, 8/1/2019	700,000		731,290
5.25%, 8/1/2026	1,000,000		1,040,060
SWDR (Genesee Power Station Project) 7.50%, 1/1/2021	2,600,000		2,451,150

Monroe County Economic Development Corp, LOR
(Detroit Edison Co. Project)
6.95%, 9/1/2022 (Insured; FGIC)	2,000,000		2,638,720

Northville, Special Assessment (Wayne County)
7.875%, 1/1/2006	15,000		15,064

Pontiac Tax Increment Finance Authority, Revenue
6.375%, 6/1/2031	3,170,000		3,202,714

Redford University School District

5.50%, 5/1/2015 (Insured; AMBAC)	1,260,000		1,432,292

Romulus Economic Development Corp, Limited Obligation EDR
(Romulus Hir Limited Partnership Project)
7%, 11/1/2015 (Insured; ITT Lyndon Property Insurance Co.)	3,700,000		4,571,424

Sterling Heights, Judgment Funding:
5.375%, 10/1/2017 (Insured; FGIC)	1,000,000		1,076,370
5.375%, 10/1/2018 (Insured; FGIC)	2,030,000		2,183,407

Stockbridge Community Schools
5.50%, 5/1/2021	600,000		647,748

Sturgis Public School District, School Building and
Site 5.625%, 5/1/2025 (Prerefunded 5/1/2010)	5,085,000	a	5,610,992

Wayne County Airport Authority, Revenue (Detroit
Metropolitan Wayne County Airport)
5.25%, 12/1/2025 (Insured; MBIA)	2,500,000		2,675,925

Wyandotte, Electric Revenue:
5.375%, 10/1/2016 (Insured; MBIA)	1,870,000		2,006,529
5.375%, 10/1/2017 (Insured; MBIA)	2,000,000		2,146,020

U.S. Related--.6%

Puerto Rico;

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue Assets Backed Bonds
Zero Coupon, 5/15/2050	11,000,000	b	697,840

Total Long-Term Municipal Investments
(cost $101,496,160)			110,037,577

Short-Term Municipal Investments--3.3%

Detroit, Water Supply System Revenue, VRDN
2.35% (Insured; MBIA)	2,725,000	e	2,725,000

Jackson County, Economic Development Corp.,
LOR, VRDN (Vista Grand Villa) 2.30%
(LOC; LaSalle National Bank)	1,015,000	e	1,015,000

Total Short-Term Municipal Investments
(cost $3,740,000)			3,740,000

Total Investments (Cost $105,236,160)	100.1%		113,777,577

Liabilities, Less Cash and Receivables	(.1%)	(170,086)

Net Assets	100.0%	113,607,491

Notes to Statements of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.

c Inverse floater security--the interest rate is subject to change periodically.
d Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, this security amounted to $6,119,898 or 5.4% of net assets.
e Securities payable on demand. Variable interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Minnesota Series
Statement of Investments
July 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--98.1%	Amount ($)		Value ($)

Andover Economic Development Authority, Public Facility
LR (Andover Community Center) 5.20%, 2/1/2034	1,500,000		1,558,695

Anoka County, SWDR (United Power Association Project)
6.95%, 12/1/2008 (Guaranteed; National Rural
Utilities Cooperative Finance Corp.)	2,065,000		2,088,809

Bloomington Independent School District Number 271
5.125%, 2/1/2024 (Insured; FSA)	2,000,000		2,142,540

Brooklyn Park 5.85%, 2/1/2016 (Insured; FSA)	1,425,000		1,446,603

Chaska, Electric Revenue:
6%, 10/1/2020 (Prerefunded 10/1/2010)	3,000,000	a	3,378,300
5.25%, 10/1/2025	1,000,000		1,071,580
5%, 10/1/2030	855,000		888,114

Columbia Heights, MFHR (Crest View)
6.625%, 4/20/2043 (Collateralized; GNMA)	1,500,000		1,626,315

Duluth Economic Development Authority,
Health Care Facilities Revenue
(Saint Luke's Hospital) 7.25%, 6/15/2032	3,000,000		3,161,250

Inver Grove Heights Independent School District Number 199
5.75%, 2/1/2017	2,225,000		2,257,619

Lake Superior Independent School District Number 381:
5%, 4/1/2020 (Insured; FSA)	2,510,000		2,686,102
5%, 4/1/2021 (Insured; FSA)	2,640,000		2,818,358

Lakeville Independent School District Number 194
5.50%, 2/1/2024 (Insured; FGIC)	8,700,000		9,681,969

Mahtomedi Independent School District Number 832
Zero Coupon, 2/1/2017 (Insured; MBIA)	1,275,000		779,739

Minneapolis:
Zero Coupon, 12/1/2014	1,825,000		1,253,045
Health Care Facilities Revenue (Shelter Care Foundation):
6%, 4/1/2010	460,000		457,005
6.50%, 4/1/2029	1,000,000		955,780
Revenue (Blake School Project) 5.45%, 9/1/2021	2,000,000		2,125,500
Tax Increment Revenue (Saint Anthony Falls Project)

5.75%, 2/1/2027	1,000,000		1,005,670

Minneapolis and Saint Paul Housing and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated Group Project):
6%, 12/1/2018	1,000,000		1,112,530
6%, 12/1/2020	2,290,000		2,535,717

Minneapolis and Saint Paul Metropolitan Airports Commission,
Airport Revenue:
5.75%, 1/1/2032 (Insured; FGIC) (Prerefunded 1/1/2010)	4,995,000	a	5,558,536
5.25%, 1/1/2032 (Insured; FGIC)	2,500,000		2,658,150

Minneapolis Public Facilities Authority, Water Pollution
Control Revenue 5.375%, 3/1/2019	3,000,000		3,211,590

Minnesota (Duluth Airport)
6.25%, 8/1/2014	2,500,000		2,507,250

Minnesota Agricultural and Economic Development Board,
Revenue:
(Evangelical Lutheran Project):
6%, 2/1/2022	1,130,000		1,228,141
6%, 2/1/2027	1,750,000		1,898,908
Health Care System (Fairview
Health Care Systems):
6.375%, 11/15/2029 (Prerefunded 11/15/2010)	3,850,000	a	4,434,699
6.375%, 11/15/2029	150,000		164,189

Minnesota Higher Education Facilities Authority,
College and University Revenue
(University of Saint Thomas):
5.35%, 4/1/2017	1,000,000		1,030,530
5.40%, 4/1/2022	2,125,000		2,187,220

Minnesota Housing Finance Agency:
Residential Housing Finance 5%, 1/1/2020	4,030,000		4,163,192
SFMR:
5.80%, 1/1/2019	1,215,000		1,263,867
5.45%, 1/1/2022 (Insured; MBIA)	640,000		667,238

Minnesota Retirement Systems, Building Revenue
6%, 6/1/2030	1,475,000		1,637,752

Northern Municipal Power Agency, Electric System Revenue
8.135%, 1/1/2016 (Insured; FSA )	5,000,000	b,c	5,800,950

Northfield, HR 6%, 11/1/2031	2,000,000		2,144,600

Ramsey, LR (Pact Charter School Project) 6.75%, 12/1/2033	1,000,000		1,017,950

Red Wing, Health Care Facilities Revenue
(River Region Obligation Group) 6.50%, 9/1/2022
(Prerefunded 9/1/2005)	3,445,000	a	3,456,747

Rosemount Independent School District Number 196
Zero Coupon, 4/1/2014 (Insured; MBIA)	2,960,000		2,085,320

Saint Cloud Housing and Redevelopment Authority,
Revenue (State University Foundation Project)
5.125%, 5/1/2018	1,500,000		1,602,240

Saint Paul Housing and Redevelopment Authority, Revenue:
Hospital (HealthEast Project)
5.70%, 11/1/2015 (Insured; ACA)	2,000,000		2,090,160
MFHR (Wellington Project)
5.10%, 2/1/2024 (Insured; FHLMC)	2,000,000		2,060,300
Parking (Block 19 Ramp)
5.25%, 8/1/2023 (Insured; FSA)	3,395,000		3,673,220
Single Family Mortgage
6.90%, 12/1/2021 (Insured; FNMA)	130,000		130,146

Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	2,850,000		2,999,055

Southern Municipal Power Agency,
Power Supply System Revenue:
Zero Coupon, 1/1/2025 (Insured; MBIA)	4,505,000		1,851,870
Zero Coupon, 1/1/2026 (Insured; MBIA)	4,625,000		1,808,884

Todd, Morrison, Cass and Wadena Counties United
Hospital District, Health Care Facility Revenue
(Lakewood Health System) 5%, 12/1/2021	1,000,000		1,038,190

Washington County Housing and Redevelopment Authority:
Hospital Facility Revenue (Healtheast Project)
5.375%, 11/15/2018 (Insured; ACA)	2,215,000		2,286,522
Pooled Financing 5.50%, 2/1/2032 (Insured; MBIA)	2,000,000		2,148,420

Western Minnesota Municipal Power Agency, Electric Power
and Light Revenue 5.50%, 1/1/2012 (Insured; AMBAC)	900,000		927,981

Willmar (Rice Memorial Hospital Project)
5%, 2/1/2032 (Insured; FSA)	4,000,000		4,189,760

Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2034	2,500,000		2,665,650

Total Long-Term Municipal Investments
(cost $113,954,744)		121,620,467
Short-Term Municipal Investment--.8%
Cohasset, Revenue, VRDN (Minnesota Power and Light
Co. Project) 2.30% (LOC; ABN-AMRO)
(cost $1,000,000)	1,000,000 d	1,000,000
Total Investments
(cost $114,954,744)	98.9%	122,620,467
Cash and Receivables (Net)	1.1%	1,318,535
Net Assets	100.0%	123,939,002

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31,2005, this security amounted to $5,800,950 or 4.7% of net assets.
c Inverse floater security--the interest rate is subject to change periodically.
d Securities payable on demand. Variable rate interest--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund , North Carolina Series
Statement of Investments
July 31, 2005 (Unaudited)

	Principal
Long Term Municipal Investments--96.1%	Amount ($)		Value ($)

North Carolina--88.2%

Appalachian State University, Revenue
Housing and Student Center System
5.60%, 7/15/2020 (Insured; FSA) (Prerefunded 7/15/2010)	1,000,000	a	1,115,040

Cabarrus County, COP, Installment Financing Contract
5.50%, 4/1/2014	2,000,000		2,200,440

Cary 5%, 3/1/2019	1,500,000		1,617,120

Charlotte:
5%, 7/1/2021	1,525,000		1,639,268
5.60%, 6/1/2022 (Prerefunded 6/1/2010)	2,770,000	a	3,110,294
5%, 7/1/2022	2,110,000		2,246,918
Airport Revenue 5.75%, 7/1/2029 (Insured; MBIA)	1,500,000		1,632,855
Storm Water Fee Revenue:
5.25%, 6/1/2020	1,000,000		1,093,020
6%, 6/1/2025 (Prerefunded 6/1/2010)	2,000,000	a	2,262,220
5%, 6/1/2034	1,500,000		1,579,260
Water and Sewer System Revenue:
5.50%, 6/1/2017	1,650,000		1,837,687
5.25%, 6/1/2025 (Prerefunded 6/1/2010)	3,710,000	a	4,072,727

New Hanover County, COP, Public Improvement
(New Hanover County Projects)
5.75%, 11/1/2017 (Prerefunded 11/1/2010)	1,700,000	a	1,930,826

North Carolina Capital Facilities Financing Agency,
Revenue (Duke University Project)
5.125%, 7/1/2042	1,000,000		1,044,060

North Carolina Eastern Municipal Power Agency, Power
System Revenue:
6.20%, 1/1/2012 (Insured; FGIC)	2,000,000		2,307,500
6%, 1/1/2022 (Insured; ACA)	1,000,000		1,198,060
6.75%, 1/1/2026 (Insured; ACA)	3,000,000		3,342,870

North Carolina Educational Assistance Authority, Guaranteed
Student Loan Revenue 6.35%, 7/1/2016	4,375,000		4,535,956

North Carolina Housing Finance Agency,

Single Family Revenue 6.50%, 9/1/2026	1,490,000		1,521,737

North Carolina Medical Care Commission,
Revenue:
(Cleveland County Healthcare System Project)
5.25%, 7/1/2019 (Insured; AMBAC)	1,135,000		1,234,324
(DePaul Community Facilities Project)
7.625%, 11/1/2029	2,115,000		2,191,732
(North Carolina Housing Foundation Inc.)
6.625%, 8/15/2030 (Insured; ACA)	3,250,000		3,565,543
(Northeast Medical Center Project):
5.50%, 11/1/2025 (Insured; AMBAC)	1,000,000		1,091,940
5.50%, 11/1/2030 (Insured; AMBAC)	2,000,000		2,183,880
Retirement Facilities:
(Cypress Glenn Retirement Community)
6%, 10/1/2033	1,000,000		1,047,650
(First Mortgage-United Church)
5.25%, 9/1/2021	1,000,000		1,024,190
(Givens Estates Project) 6.50%, 7/1/2032	1,000,000		1,074,640
(Southeast Regional Medical Center)
6.25%, 6/1/2029	2,000,000		2,150,640
(Wilson Memorial Hospital Project)
Zero Coupon, 11/1/2016 (Insured; AMBAC)	3,055,000		1,907,206

North Carolina Municipal Power Agency
(Catawba Electric)
5.25%, 1/1/2020 (Insured; MBIA)	1,000,000		1,087,590

Pasquotank County, COP
5%, 6/1/2025 (Insured; MBIA)	1,000,000		1,057,370

Shelby, Combined Enterprise System Revenue
5%, 5/1/2024	650,000		686,504

University of North Carolina, University Revenue:
(Chapel Hill University):
5.375%, 12/1/2013	1,415,000		1,555,198
5%, 12/1/2020	2,000,000		2,123,440
Wilmington, COP 5%, 6/1/2036	1,000,000		1,048,420

U.S. Related--7.9%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
Zero Coupon, 5/15/2050	8,000,000	b	507,520

Puerto Rico Public Finance Corp.
5.375%, 8/1/2024 (Insured; MBIA)
(Prerefunded 8/1/2011)	4,000,000	a	4,404,200

Virgin Islands Public Finance Authority, Revenues
Sub Lien Fund Loan Notes 5.875%, 10/1/2018	850,000	894,991
Total Long Term Municipal Investments
(cost $66,608,424)		71,124,836
Short-Term Municipal Investment--3.2%
Board of Governors of the University of North Carolina
University of North Carolina Hospitals at Chapel
Hill, Revenue, VRDN 2.24%
(cost $2,400,000)	2,400,000 c	2,400,000
Total Investments (cost $69,008,424)	99.3%	73,524,836
Cash And Receivables (Net)	0.7%	526,860
Net Assets	100.0%	74,051,696

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Security payable on demand. Variable interest rate---subject to periodic change.
d At July 31, 2005, the fund had $19,871,744 or 26.8% of net assets invested in securities whose payment of principal and interest is dependant upon revenues generated form health care projects.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Ohio Series
Statement of Investments
July 31, 2005 (Unaudited)
		Principal
Long-Term Municipal Investments--96.8%		Amount ($)		Value ($)

Ohio--93.5%

Akron:
6%, 12/1/2012	.	1,380,000		1,593,790
5.50%, 12/1/2020 (Insured; MBIA)		1,460,000		1,612,409
Sewer Systems Revenue
5.875%, 12/1/2016 (Insured; MBIA)	.	1,200,000		1,257,264

Brunswick City School District
5%, 12/1/2023 (Insured; AMBAC)		2,000,000		2,120,600

Cincinnati City School District, School Improvement:
5.375%, 12/1/2018 (Insured; MBIA)		6,560,000		7,204,651
5.25%, 6/1/2019 (Insured; FSA)		1,225,000		1,345,577

Cincinnati Technical College 5.25%, 10/1/2022		2,825,000		3,101,963

Cincinnati, Water System Revenue:
5.50%, 12/1/2017		1,000,000		1,100,030
5%, 12/1/2020		1,000,000		1,061,720
5%, 12/1/2022		5,545,000		5,881,859
5%, 12/1/2023		3,130,000		3,311,102

Clermont County, Hospital Facilities Revenue
(Mercy Health Systems)
5.625%, 9/1/2016 (Insured; AMBAC)		4,250,000		4,539,467

Cleveland:
COP (Stadium Project)
5.25%, 11/15/2022 (Insured; AMBAC)		1,210,000		1,283,253
Public Power System Revenue
5.125%, 11/15/2018 (Insured; MBIA)		9,650,000		10,071,415
Waterworks Revenue:
5.50%, 1/1/2021 (Insured; MBIA)		8,000,000		9,265,600
5%, 1/1/2023 (Insured; FSA)		1,405,000		1,464,080
5%, 1/1/2023 (Insured; FSA) (Prerefunded 1/1/2008)		1,095,000	a	1,156,616

Cleveland-Cuyahoga County Port Authority, Revenue,
Special Assessment/Tax Increment:
7%, 12/1/2018		2,345,000		2,511,331
7.35%, 12/1/2031		3,655,000		3,960,010

Columbus Ohio City School District
5%, 12/1/2032 (Insured; FSA)		2,765,000		2,915,692

Cuyahoga Community College District, General
Receipts 5%, 12/1/2022 (Insured; AMBAC)		1,500,000		1,597,290

Cuyahoga County:
HR:
Improvement (MetroHealth Systems Project)
6.125%, 2/15/2024		4,845,000		5,109,779
Hospital Facilities Revenue (Canton Inc. Project)

7.50%, 1/1/2030	6,250,000		7,051,625
Mortgage Revenue (West Tech Apartments Project)
5.95%, 9/20/2042 (Guaranteed; GNMA)	5,295,000		5,585,801

Fairfield City School District,
School Improvement Unlimited Tax:
7.20%, 12/1/2011 (Insured; FGIC) (Prerefunded 12/1/2005)	1,000,000	a	1,045,110
7.20%, 12/1/2012 (Insured; FGIC) (Prerefunded 12/1/2005)	1,250,000	a	1,306,387
6.10%, 12/1/2015 (Insured; FGIC) (Prerefunded 12/1/2005)	2,000,000	a	2,023,380
5.375%, 12/1/2019 (Insured; FGIC)	1,860,000		2,042,782
5.375%, 12/1/2020 (Insured; FGIC)	1,400,000		1,528,044
6%, 12/1/2020 (Insured; FGIC) (Prerefunded 12/1/2005)	2,000,000	a	2,022,700

Findlay 5.875%, 7/1/2017 (Prerefunded 7/1/2006)	2,000,000	a	2,096,720

Forest Hills Local School District
5.70%, 12/1/2016 (Insured; MBIA) (Prerefunded 12/1/2007)	1,000,000	a	1,071,590

Franklin County, HR:
(Holy Cross Health Systems Corp.)
5.80%, 6/1/2016	2,000,000		2,080,140
Multifamily (Agler Green LP)
5.80%, 5/20/2044 (Collateralized; GNMA)	1,200,000		1,266,492

Greater Cleveland Regional Transit Authority
5.65%, 12/1/2016 (Insured; FGIC) (Prerefunded 12/1/2006)	5,445,000	a	5,703,801

Hamilton County:
Hospital Facilities Improvement Revenue
(Deaconess Hospital) 7%, 1/1/2012	2,115,000		2,132,005
Sales Tax Revenue
Zero Coupon, 12/1/2027 (Insured; AMBAC)	17,940,000		6,382,873
Sewer System Revenue:
5.25%, 12/1/2019 (Insured; MBIA) (Prerefunded 12/1/2011)	1,000,000	a	1,099,380
5.25%, 12/1/2020 (Insured; MBIA) (Prerefunded 12/1/2011)	1,000,000	a	1,099,380

Highland Local School District, School Improvement:
5.75%, 12/1/2018 (Insured; FSA)	1,675,000		1,876,888
5.75%, 12/1/2020 (Insured; FSA)	2,020,000		2,264,077

Hilliard School District, School Improvement:
Zero Coupon, 12/1/2013 (Insured; FGIC)	1,655,000		1,191,153
Zero Coupon, 12/1/2014 (Insured; FGIC)	1,655,000		1,133,410

Lakota Local School District 6.125%, 12/1/2017
(Insured; AMBAC) (Prerefunded 12/1/2005)	1,075,000	a	1,087,653

Lebanon City School District 5.50%, 12/1/2021 (Insured; FSA)
(Prerefunded 12/1/2011)	4,050,000	a	4,509,634

Licking Heights Local School District,
School Facilities Contruction and Improvement
(GO Unlimited Tax)
5%, 12/1/2032	1,325,000		1,400,326

Lowellville, Sanitary Sewer Systems Revenue (Browning-Ferris
Industries Inc.) 7.25%, 6/1/2006	300,000		300,426

Mahoning County, HR (Forum Health Obligated Group)
6%, 11/15/2032	1,500,000		1,631,265

Marysville Exempt Village School District
5.35%, 12/1/2025 (Insured; FSA)	2,010,000		2,180,770

Massillon City School District, Improvement:
5.25%, 12/1/2019 (Insured; MBIA)	1,300,000		1,427,959
5%, 12/1/2025 (Insured; MBIA)	1,150,000		1,213,319

Milford Exempt Village School District, School Improvement
6%, 12/1/2020 (Insured; FSA) (Prerefunded 12/1/2011)	1,910,000	a	2,180,647

Monroe, Improvement
5.25%, 12/1/2018 (Insured; FSA)	1,035,000		1,142,122

New Albany Community Authority, Community
Facilities Revenue
5.20%, 10/1/2024 (Insured; AMBAC)	2,000,000		2,159,640

North Royalton City School District
6.10%, 12/1/2019 (Insured; MBIA) (Prerefunded 12/1/2009)	2,500,000	a	2,833,325

Ohio:
7.539%, 3/15/2020 (Insured; FSA)	7,760,000	b,c	8,828,862
PCR (Standard Oil Co. Project) 6.75%, 12/1/2015
(Guaranteed; British Petroleum Co. PLC)	2,700,000		3,311,415

Ohio Higher Educational Facility Commission, Revenue
(Xavier University Project)
5%, 5/1/2023 (Insured; FGIC)	2,250,000		2,386,598

Ohio Housing Finance Agency,
Residential Mortgage Revenue
6.05%, 9/1/2017 (Guaranteed; GNMA)	1,190,000		1,240,551

Ohio State University, General Receipts
5.25%, 6/1/2023	2,625,000		2,877,079

Ohio Turnpike Commission, Turnpike Revenue,
Highway Improvements 5.50%, 2/15/2026	7,700,000		8,384,838

Pickerington Local School District, School Facilities
Construction and Improvement 5.25%, 12/1/2020
(Insured; FGIC)	6,000,000		6,503,280

Port of Greater Cincinnati Development Authority,
Special Obligation Development Revenue
(Cooperative Public Parking and Infrastructure Project):
6.30%, 2/15/2024	2,250,000		2,410,178
6.40%, 2/15/2034	2,500,000		2,658,575

Princeton City School District
5.25%, 12/1/2017 (Insured; MBIA)	2,395,000		2,646,499

Southwest Regional Water District, Water Revenue:
6%, 12/1/2015 (Insured; MBIA) (Prerefunded 12/1/2005)	1,600,000	a	1,634,032
6%, 12/1/2020 (Insured; MBIA) (Prerefunded 12/1/2005)	1,250,000	a	1,276,588

Strongsville, Library Improvement
5.50%, 12/1/2020 (Insured; FGIC)	1,700,000		1,877,463

Summit County 6.50%, 12/1/2016
(Insured; FGIC) (Prerefunded 12/1/2010)	2,000,000	a	2,319,620

Summit County Port Authority, Revenue
(Civic Theatre Project)
5.50%, 12/1/2026 (Insured; AMBAC)	1,000,000		1,101,420

Toledo 5.625%, 12/1/2011 (Insured; AMBAC)
(Prerefunded 12/1/2006)	1,000,000	a	1,056,850

Toledo Lucas Count Port Authority, Revenue
(Northwest Ohio Bond Fund)
6.375, 11/15/2032	1,650,000		1,738,457

University of Cincinnati:
General Receipts 5%, 6/1/2021 (Insured; MBIA)	3,040,000		3,195,101
University and College Revenue:
5.75%, 6/1/2018 (Prerefunded 6/1/2011)	2,165,000	a	2,445,389
5.75%, 6/1/2019 (Prerefunded 6/1/2011)	1,500,000	a	1,694,265

Warren, Waterworks Revenue 5.50%, 11/1/2015 (Insured; FGIC)	1,450,000		1,626,349

Youngstown:
5.375%, 12/1/2025 (Insured; AMBAC)	2,195,000		2,386,360
6%, 12/1/2031 (Insured; AMBAC)	2,370,000		2,675,825

U.S. Related--3.3%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
Zero Coupon, 5/15/2050	17,000,000	d	1,078,480

Virgin Islands Public Finance Authority, Revenue:
6.375%, 10/1/2019	3,000,000		3,400,020
6%, 10/1/2022	3,000,000		3,135,300

Total Long-Term Municipal Investments
(cost $206,180,775)			221,425,716

Short-Term Municipal Investments--2.7%

Ohio Air Quality Development Authority, PCR, VRDN
(Ohio Edison Co. Project) 2.33% (LOC; Wachovia Bank)	2,700,000	e	2,700,000

Trumbull County, Health Care Facilities Revenue
and Improvement, VRDN (Shepherd of the Valley
Lutheran Retirement Services, Inc. Obligated Group)
2.25% (Insured; Radain)	3,500,000	e	3,500,000

Total Short-Term Municipal Investments
(cost $6,200,000)			6,200,000

Total Investments
(cost $212,380,775)	99.5%		227,625,716

Cash and Receivables (Net)	0.5%		1,225,662

Net Assets	100.0%		228,851,378

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, this security amounted to $8,828,862 or 3.9% of net assets.
d Purchased on a delayed delivery basis.
e Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
Statement of Investments
July 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--98.2%	Amount ($)		Value ($)

Allegheny County Hospital Development Authority,
Revenue (Hospital - South Hills Health)
5.125%, 5/1/2029	1,100,000		1,064,261

Allegheny County Sanitary Authority, Sewer Revenue
5%, 12/1/2019 (Insured; MBIA)	1,900,000		2,033,361

Bethlehem Area Vocational Technical School Authority,
LR 5%, 9/1/2019 (Insured; MBIA)	895,000		947,277

Bristol Borough School District, GO
5.25%, 3/1/2031 (Insured; FSA)	1,000,000		1,085,160

Bucks County Water and Sewer Authority, Revenue:
5.375%, 6/1/2018 (Insured; AMBAC)	1,255,000		1,380,525
Collection Sewer Systems:
5.375%, 6/1/2017 (Insured; AMBAC)	1,340,000		1,473,263
5%, 6/1/2019 (Insured; AMBAC)	1,480,000		1,581,291

Butler County, GO 5.25%, 7/15/2019 (Insured; FGIC)
(Prerefunded 7/15/2013)	1,810,000	a	2,015,363

Butler County Industrial Development Authority:
Health Care Facilities Revenue
(Saint John Care Center) 5.80%, 4/20/2029
(Collateralized; GNMA)	6,240,000		6,731,462
MFHR (Greenview Gardens Apartments):
6%, 7/1/2023	475,000		483,317
6.25%, 7/1/2033	880,000		903,162

Central Bucks School District
5%, 5/15/2022 (Insured; FGIC)	580,000		614,603

Charleroi Area School Authority, School Revenue
Zero Coupon, 10/1/2020 (Insured; FGIC)	2,000,000		1,017,820

Council Rock School District
5%, 11/15/2020 (Insured; MBIA)	1,400,000		1,492,386

Cumberland County Municipal Authority,
College Revenue (Messiah College):
5.125%, 10/1/2015 (Insured; AMBAC)
(Prerefunded 10/1/2006)	950,000	a	975,536
5.125%, 10/1/2015 (Insured; AMBAC)	50,000		51,178

Dauphin County General Authority, Revenue
(Office and Parking, Riverfront Office)
6%, 1/1/2025	3,000,000		2,781,180

Delaware County Industrial Development Authority,
Water Facilities Revenue (Aqua Pennsylvania, Inc. Project)
5%, 11/1/2037 (Insured; FGIC)	5,165,000		5,356,002

Dover Area School District, GO
5.375%, 4/1/2018 (Insured; FGIC)	2,195,000		2,424,619

Ephrata Area School District, GO
5%, 3/1/2020 (Insured; FGIC)	4,500,000		4,838,625

Harrisburg Authority, Office and Parking Revenue
6%, 5/1/2019 (Prerefunded 5/1/2008)	2,000,000	a	2,158,100

Harrisburg Redevelopment Authority, Revenue:
Zero Coupon, 5/1/2018 (Insured; FSA)	2,750,000		1,554,987
Zero Coupon, 11/1/2018 (Insured; FSA)	2,750,000		1,520,612
Zero Coupon, 11/1/2019 (Insured; FSA)	2,750,000		1,444,052
Zero Coupon, 5/1/2020 (Insured; FSA)	2,750,000		1,401,647
Zero Coupon, 11/1/2020 (Insured; FSA)	2,500,000		1,245,450

Health Care Facilities Authority of Sayre,
Revenue (Guthrie Health Issue):
5.85%, 12/1/2020	3,000,000		3,251,040
5.75%, 12/1/2021	4,750,000		5,106,013

Jim Thorpe Area School District, GO:
5%, 3/15/2017 (Insured; FSA)	1,000,000		1,087,130
5%, 3/15/2018 (Insured; FSA)	1,410,000		1,525,789

Kennett Consolidated School District, GO:
5.25%, 2/15/2017 (Insured; FGIC)	1,440,000		1,578,787
5.25%, 2/15/2018 (Insured; FGIC)	1,895,000		2,075,044
5.25%, 2/15/2020 (Insured; FGIC)	1,000,000		1,092,950

McKeesport Area School District, GO
Zero Coupon, 10/1/2021 (Insured; AMBAC)	3,455,000		1,667,970

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2022
(Insured; Radian)	1,455,000		1,544,483

Monroeville Municipal Authority,
Sanitary Sewer Revenue
5.25%, 12/1/2016 (Insured; MBIA)	1,095,000		1,204,259

Montgomery County Higher Education
and Health Authority, First Mortgage
Revenue (AHF/Montgomery Inc. Project)
10.50%, 9/1/2020	2,615,000		2,619,995

Mount Lebanon School District, GO:
5%, 2/15/2018 (Insured; MBIA)	1,735,000		1,866,305
5%, 2/15/2019 (Insured; MBIA)	2,870,000		3,072,450

North Allegheny School District
5.05%, 11/1/2021 (Insured; FGIC)	1,455,000		1,554,828

Northampton County General Purpose Authority,
County Agreement Revenue
5.125%, 10/1/2020 (Insured; FSA)	2,225,000		2,401,198

Northampton County Industrial Development Authority,
Mortgage Revenue (Moravian Hall Square Project)
5%, 7/1/2017 (Insured; Radian)	1,890,000		1,972,026

North Schuylkill School District,
Schuykill and Columbia Counties, GO
5%, 11/15/2028 (Insured; FGIC)	635,000		664,528

Pennridge School District
5%, 2/15/2021 (Insured; MBIA)	1,000,000		1,066,030

Pennsylvania Finance Authority, Guaranteed Revenue
(Penn Hills Project):
5.45%, 12/1/2019 (Insured; FGIC)
(Prerefunded 12/1/2010)	445,000	a	491,578
5.45%, 12/1/2019 (Insured; FGIC)	2,170,000		2,375,998
Zero Coupon, 12/1/2022 (Insured; FGIC)	1,200,000		544,476
Zero Coupon, 12/1/2023 (Insured; FGIC)	3,790,000		1,625,455
Zero Coupon, 12/1/2024 (Insured; FGIC)	3,790,000		1,543,932
Zero Coupon, 12/1/2025 (Insured; FGIC)	3,790,000		1,466,275

Pennsylvania Higher Educational
Facilities Authority, Revenue:
(State Higher Education System):
5%, 6/15/2019 (Insured; AMBAC)	560,000		598,360
5%, 6/15/2020 (Insured; AMBAC)	1,915,000		2,033,922
(UPMC Health System) 6%, 1/15/2022	5,000,000		5,512,200

Pennsylvania Housing Finance Agency:
5%, 4/1/2016	2,000,000		2,073,980
Single Family Mortgage 5.10%, 10/1/2020	5,000,000		5,180,900

Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue
(Philadelphia Funding Program):
5.25%, 6/15/2015 (Insured; FGIC)	1,000,000		1,069,610
5.50%, 6/15/2016 (Insured; FGIC)	2,750,000		2,810,665
5%, 6/15/2018 (Insured; FGIC)	5,580,000		5,890,136

Pennsylvania Public School Building Authority, Revenue:
(Central Montgomery County Area):
5.25%, 5/15/2017 (Insured; FGIC)	1,055,000		1,163,000
5.25%, 5/15/2018 (Insured; FGIC)	1,110,000		1,219,291
(Marple Newtown School District Project)
5%, 3/1/2019 (Insured; MBIA)	3,680,000		3,928,437

Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)	3,780,000		4,003,360
5.25%, 12/1/2018 (Insured; AMBAC)	2,740,000		2,933,389
5%, 12/1/2023 (Insured; AMBAC)	425,000		447,725

Philadelphia Authority for Industrial Development, LR
5.50%, 10/1/2015 (Insured; FSA)	2,870,000		3,189,747

Philadelphia Gas Works, Revenue
(1998 General Ordinance-4th Series)
5.25%, 8/1/2022 (Insured; FSA)	2,000,000		2,156,320

Philadelphia Hospitals and Higher
Education Facilities Authority,
Revenue (Jefferson Health System) 5%, 5/15/2011	2,000,000		2,089,520

Philadelphia Housing Authority,
Capital Fund Program Revenue
5%, 12/1/2021 (Insured; FSA)	1,685,000		1,781,955

Philadelphia Redevelopment Authority, Revenue
(Neighborhood Transformation)
5.50%, 4/15/2018 (Insured; FGIC)	3,600,000		3,973,896

Philadelphia Water and Wastewater, Revenue:
5.60%, 8/1/2018 (Insured; MBIA)	800,000		819,696
5.60%, 8/1/2018 (Insured; MBIA)	4,805,000		4,901,917

Pittsburgh 5.50%, 9/1/2013 (Insured; AMBAC)
(Prerefunded 9/1/2007)	2,580,000	a	2,716,121

Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group) 5%, 11/1/2014	1,495,000		1,561,677

Scranton School District (Notes):
5%, 4/1/2018 (Insured; MBIA)	1,390,000	1,487,133
5%, 4/1/2019 (Insured; MBIA)	2,710,000	2,893,494

South Side Area School District, GO
5.25%, 6/1/2015 (Insured; FGIC)	2,080,000	2,244,008

Southeastern Pennsylvania Transportation Authority,
Special Revenue 5.375%, 3/1/2017
(Insured; FGIC)	3,000,000	3,165,630

Spring-Ford Area School District
5%, 4/1/2021 (Insured; FSA)	1,015,000	1,078,691

State Public School Building Authority:
School LR (Daniel Boone Area School District Project):
5%, 4/1/2018 (Insured; MBIA)	1,040,000	1,119,321
5%, 4/1/2019 (Insured; MBIA)	1,070,000	1,145,949
5%, 4/1/2020 (Insured; MBIA)	1,100,000	1,175,900
School Revenue (Tuscarora School District Project)
5%, 4/1/2023 (Insured; FSA)	750,000	795,375

University Area Joint Authority, Sewer Revenue:
5%, 11/1/2017 (Insured; MBIA)	1,660,000	1,785,197
5%, 11/1/2018 (Insured; MBIA)	2,010,000	2,155,886

Upper Darby School District, GO:
5%, 5/1/2022 (Insured FGIC)	630,000	674,913
5%, 5/1/2023 (Insured FGIC)	670,000	716,096
5%, 5/1/2024 (Insured FGIC)	430,000	458,870

Upper Merion Area School District, GO:
5.25%, 2/15/2018	1,785,000	1,957,038
5.25%, 2/15/2021	1,000,000	1,092,950

Washington County Industrial Development Authority,
PCR (West Pennsylvania Power Co. Mitchell)
6.05%, 4/1/2014 (Insured; AMBAC)	3,000,000	3,068,280

Total Long-Term Municipal Investments
(cost $171,284,841)		181,044,333

Short-Term Municipal Investment--1.1%

The Hospitals and Higher Education Facilities
Authority of Philadelphia, HR, VRDN
(The Children's Hospital of Philadelphia Project)
2.33% (Insured; MBIA)
(cost $2,050,000)	2,050,000 b	2,050,000

Total Investments (cost $173,334,841)	99.3%	183,094,333

Cash and Receivables (Net)	0.7%	1,369,295

Net Assets	100.0%	184,463,628

Notes to Statements of Investments :

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate - subject to periodic change.
c At July 31, 2005, 29.6% of the fund's net assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Texas Series
Statement of Investments
July 31, 2005 (Unaudited)
	Principal
Long Term Municipal Investments--99.9%	Amount ($)	Value ($)

Aledo Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2014	1,225,000	862,412

Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	1,110,000	1,156,709

Austin Convention Enterprises Inc., Revenue
(Convention Center Hotel) 6.60%, 1/1/2021	1,000,000	1,068,280

Austin Independent School District
(Permanent School Fund Guaranteed)
5.75%, 8/1/2015	1,000,000	1,027,520

Barbers Hill Independent School District
5%, 2/15/2023 (Insured; AMBAC)	540,000	572,584

Castleberry Independent School District
(Permanent School Fund Guaranteed)
5.70%, 8/15/2021	830,000	852,468

Coastal Water Authority, Water Conveyance System
6.25%, 12/15/2017 (Insured; AMBAC)	2,170,000	2,174,275

Comal Independent School District
(Permanent School Fund Guaranteed)
5%, 2/1/2018	1,305,000	1,398,334

Corpus Christi:
(Hotel Occupancy) 5.50%, 9/1/2018 (Insured; FSA)	1,955,000	2,169,385
Utility System Revenue 5%, 7/15/2021 (Insured; FSA)	1,000,000	1,057,730

Del Mar College District
5.25%, 8/15/2017 (Insured; FGIC)	1,295,000	1,424,073

Denton Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2023	2,630,000	1,012,234

El Paso Independent School District
(Permanent School Fund Guaranteed)
5%, 8/15/2020	415,000	440,825

Fort Worth General Purpose 5%, 3/1/2020	700,000	745,059

Frenship Independent School District, Tax School Building (Permanent School Fund Guaranteed)

Zero Coupon, 2/15/2021	470,000		219,015

Galveston County, Certificates Obligation
5.25%, 2/1/2018 (Insured; AMBAC)	1,000,000		1,092,550

Grape Creek-Pulliam Independent School District
Public Facility Corp., School Facility LR
7.25%, 5/15/2021 (Prerefunded 5/15/2006)	2,200,000	a	2,320,010

Houston, Certificates Obligation:
5.625%, 3/1/2017 (Prerefunded 3/1/2011)	550,000	a	607,728
5.625%, 3/1/2017 (Prerefunded 3/1/2011)	300,000	a	333,900

Houston, Water and Sewer Systems Revenue:
5%, 12/1/2018 (Insured; FSA)	1,145,000		1,220,100
Zero Coupon, 12/1/2019 (Insured; FSA)	2,000,000		1,076,040
Zero Coupon, 12/1/2019 (Insured; FSA)	750,000		396,998

Katy Independent School District
(Permanent School Fund Guaranteed)
5.75%, 2/15/2020 (Prerefunded 2/15/2009)	405,000	a	440,826

Lake Worth Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2023	1,435,000		600,246

Lakeway Municipal Utility District
Zero Coupon, 9/1/2013 (Insured; FGIC)	1,850,000		1,335,774

Laredo Independent School District Public Facility Corp.
LR:
(Series A) 5%, 8/1/2021 (Insured; AMBAC)	1,000,000		1,041,270
(Series F) 5%, 8/1/2021 (Insured; AMBAC)	740,000		779,242
5%, 8/1/2029 (Insured; AMBAC)	1,000,000		1,031,630

Lubbock Electric Light and Power System
5%, 4/15/2018 (Insured; MBIA)	505,000		534,588

Lubbock Health Facilities Development Corp.,
Revenue (Sears Plains Project)
5.50%, 1/20/2021 (Collateralized; GNMA)	995,000		1,053,327

Lubbock Housing Finance Corp., MFHR
(Las Colinas Quail Creek Apartments) 6%, 7/1/2022	1,175,000		1,201,261

McKinney Independent School District
(Permanent School Fund Guaranteed)
5.375%, 2/15/2019 (Prerefunded 2/15/2010)	1,000,000	a	1,091,300

Mesquite Independent School District
(Permanent School Fund Guaranteed):
5.50%, 8/15/2019	1,045,000		1,158,978
5.50%, 8/15/2020	1,100,000		1,215,313

Midlothian Independent School District
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2022	1,750,000	b	771,977

North Central Health Facilities Development,
Corp. Revenue
(Zale Lipshy University Hospital Project)
5.45%, 4/1/2019 (Insured; FSA)	2,000,000		2,077,560

North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000		1,094,420

San Antonio:
5%, 2/1/2016 (Prerefunded 2/1/2008)	5,000	a	5,241
5%, 2/1/2016 (Prerefunded 2/1/2008)	375,000	a	393,045
5%, 2/1/2016	120,000		124,589
Electric and Gas Revenue:
5.50%, 2/1/2020	255,000		299,100
5.50%, 2/1/2020 (Prerefunded 2/1/2007)	245,000	a	256,312
Water Revenue
5.60%, 5/15/2021 (Insured; MBIA)	1,500,000		1,558,860

Schertz-Cibolo-Universal City Independent School District
(Permanent School Fund Guaranteed)
5.25%, 8/1/2020	1,275,000		1,372,015

Sharyland Independent School District (School Building)
(Permanent School Fund Guaranteed)
5% 2/15/2017	1,130,000		1,213,530

South Texas Community College District
5%, 8/15/2017 (Insured; AMBAC)	1,790,000		1,926,845

Texas Department of Housing and Community Affairs
MFHR (Harbors and Plumtree) 6.35%, 7/1/2016	1,300,000		1,338,974

Texas National Research Laboratory Commission
Financing Corp., LR (Superconducting Super
Collider Project) 6.95%, 12/1/2012	700,000		808,304

Texas Water Development Board, Revenue
State Revolving Fund 5.25%, 7/15/2017	1,500,000		1,532,475

Tomball Hospital Authority, Revenue 6%, 7/1/2013	1,500,000		1,521,450

Tyler Health Facility Development Corp., HR
(East Texas Medical Center Regional Health):
6.625%, 11/1/2011	555,000		556,560
6.75%, 11/1/2025	1,000,000		1,001,610

Waxahachie Community Development Corp., Sales Tax Revenue:
Zero Coupon, 8/1/2020 (Insured; MBIA)	1,430,000		648,920
Zero Coupon, 8/1/2023 (Insured; MBIA)	1,000,000		382,840

Total Long Term Municipal Investments
(cost $ 51,485,286)		53,596,611

Short-Term Municipal Investment--.9%

Harris County Health Facilities Development
Corp., Revenue, VRDN (Young Men's
Christian Association) 2.33% (LOC;
Bank One, Texas National Association)
(cost $500,000)	500,000 c	500,000

Total Investments (cost $51,985,286)	100.8%	54,096,611

Liabilities, Less Cash and Receivables	(.8%)	(452,934)

Net Assets	100.0%	53,643,677

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Security payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Virginia Series
Statement of Investments
July 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--99.7%	Amount ($)		Value ($)

Virginia--85.3%

Alexandria,
Consolidated Public Improvement
5.50%, 6/15/2017 (Prerefunded 6/15/2010)	2,625,000	a	2,915,771

Alexandria Redevelopment and Housing Authority,
Multi-Family Housing Mortgage Revenue
(Buckingham Village Apartments)
6.125%, 7/1/2021	3,000,000		3,073,260

Bristol, Utility System Revenue
5.25%, 7/15/2020 (Insured; MBIA)	2,185,000		2,399,283

Chesapeake, Public Improvement
5.50%, 12/1/2017	1,750,000		1,949,973

Chesapeake Toll Road, Expressway Revenue
5.625%, 7/15/2019	1,250,000		1,331,550

Danville Industrial Development Authority, HR
(Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000		1,694,580

Dulles Town Center Community Development Authority,
Special Assessment Tax
(Dulles Town Center Project)
6.25%, 3/1/2026	2,985,000		3,072,699

Economic Development Authority of James City County,
Residential Care Facility First Mortgage Revenue
(Williamsburg Landing, Inc.)
5.50%, 9/1/2034	750,000		759,990

Fairfax County Water Authority, Water Revenue:
5.50%, 4/1/2018 (Prerefunded 4/1/2010)	1,655,000	a	1,834,303
5.50%, 4/1/2019 (Prerefunded 4/1/2010)	1,830,000	a	2,028,262
5%, 4/1/2027	2,155,000		2,287,963

Greater Richmond Convention Center Authority,
Hotel Tax Revenue
5%, 6/15/2030 (Insured; MBIA)	1,000,000		1,057,870

Hampton Redevelopment and Housing Authority,
First Mortgage Revenue
(Olde Hampton Hotel Associates Project)
6.50%, 7/1/2016	1,300,000		1,265,797

Industrial Development Authority of Albemarle County,
HR (Martha Jefferson Hospital)
5.25%, 10/1/2015	1,445,000		1,556,438

Industrial Development Authority of the County of
Prince William, Revenue:
Educational Facilities
(Catholic Diocese Arlington) 5.50%, 10/1/2033	1,000,000		1,052,510
Hospital (Potomac Hospital Corp.)
6.85%, 10/1/2025 (Prerefunded 10/1/2005)	1,000,000	a	1,027,140
Residential Care Facility, First Mortgage
(Westminster Lake Ridge) 6.625%, 1/1/2026	1,000,000		1,023,820

Industrial Development Authority of the County of Spotsylvania,
Public Facility Revenue
(Spotsylvania School Facilities Project)
5%, 2/1/2030 (Insured; AMBAC)	1,500,000		1,580,145

Isle of Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp. Project)
6.10%, 5/1/2027	2,850,000		2,947,100

Loudoun County Sanitation Authority,
Water and Sewer Revenue:
5%, 1/1/2033	2,000,000		2,111,420
4.50%, 1/1/2035	500,000		498,770

Norfolk, Water Revenue
4.625%, 11/1/2035 (Insured; MBIA)	500,000		504,850

Prince William County Service Authority,
Water and Sewer System Revenue
5%, 7/1/2032	2,000,000		2,114,520

Rector and Visitors of the University of Virginia,
General Revenue Pledge
5%, 6/1/2037	1,100,000		1,170,081

Richmond, Public Utility Revenue:
5%, 1/15/2027 (Insured; FSA)	1,830,000		1,946,974
5%, 1/15/2033 (Insured; FSA)	1,000,000		1,040,540

Richmond Metropolitan Authority,
Expressway Revenue
5.25%, 7/15/2017 (Insured; FGIC)	3,100,000		3,458,577

Roanoke Industrial Development Authority,
HR (Carilion Health System)
5.50%, 7/1/2021 (Insured; MBIA)	2,500,000		2,711,350

Tobacco Settlement Financing Corp. of Virginia,
Tobacco Settlement Asset-Backed Bonds
5.625%, 6/1/2037	2,000,000		2,111,500

Upper Occoquan Sewer Authority,
Regional Sewer Revenue
5%, 7/1/2014 (Insured; MBIA)	1,000,000		1,099,990

Virginia College Building Authority,
Educational Facilities Revenue
(Hampton University Project)
5%, 4/1/2025 (Insured; AMBAC)	1,000,000		1,066,680

Virginia Commonwealth Transportation Board,
Transportation Revenue
(Northern Virginia Transportation
District Program)
5.25%, 5/15/2017 (Prerefunded 5/15/2009)	1,570,000	a	1,702,979

Virginia Housing Development Authority,
Multi-Family Housing
5.95%, 5/1/2016	1,000,000		1,026,310

Virginia Public Building Authority,
Public Facilities Revenue
5.75%, 8/1/2018 (Prerefunded 8/1/2010)	2,700,000	a	3,009,771

Virginia Resource Authority,
Clean Water Revenue State Revolving Fund
5.375%, 10/1/2022 (Prerefunded 10/1/2010)	3,035,000	a	3,341,899

Virginia State University,
Virginia Commonwealth University, Revenue
5.75%, 5/1/2021 (Prerefunded 5/1/2006)	1,200,000	a	1,250,976

U. S. Related--14.4%

The Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue, Asset Backed Bonds:
6%, 7/1/2026 (Prerefunded 7/1/2010)	1,500,000	a	1,690,185
Zero Coupon, 5/15/2050	8,000,000	b	507,520

Commonwealth of Puerto Rico:
8.054%, 7/1/2012 (Insured; MBIA)	2,950,000	c,d	3,706,410
(Public Improvement):
5.50%, 7/1/2012 (Insured; MBIA)	50,000		56,410

6%, 7/1/2026 (Prerefunded 7/1/2007)	1,500,000	a	1,611,240
Virgin Islands Public Finance Authority, Revenue
Gross Receipts Taxes Loan Note
6.50%, 10/1/2024	3,000,000		3,392,550
Total Long-Term Investments
(cost $ 71,529,732)			75,989,956
Short-Term Municipal Investment--1.4%
Virginia;
Industrial Development Authority of Loudoun County,
Multi-Modal Revenue, VRDN
(Howard Hughes Medical Institute Issue) 2.35%
(cost $ 1,100,000)	1,100,000	e	1,100,000
Total Investments (cost 72,629,732)	101.1%		77,089,956
Liabilities, Less Cash and Receivables	(1.1%)		(849,982)
Net Assets	100.0%		76,239,974
Notes to Statements of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Inverse floater security - the interest rate is subject to change periodically.
d Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, this security amounted to $3,706,410 or
4.9% of net assets.
e Securities payable on demand. Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)